UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET CORE PLUS VIT PORTFOLIO

FORM N-Q

MARCH 31, 2015

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.9%
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.5%
General Motors Co., Senior Notes	5.200%	4/1/45	60,000	$65,376
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	390,000	414,703

Total Automobiles				480,079

Distributors - 0.3%
LKQ Corp., Senior Notes	4.750%	5/15/23	240,000	236,400

Diversified Consumer Services - 0.5%
Service Corp. International, Senior Notes	7.500%	4/1/27	210,000	246,750
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	200,000	211,000

Total Diversified Consumer Services				457,750

Hotels, Restaurants & Leisure - 4.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	300,000	312,000	(a)
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	160,000	136,800	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	52,798	54,118	(a)(b)(c)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	430,171	370,893	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	200,000	213,750
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	140,000	138,950
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	220,000	195,250	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	230,000	243,800	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	370,000	391,275
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	360,000	375,300	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	313,000	337,258	(a)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	270,000	253,800	(a)
MGM Resorts International, Senior Notes	6.625%	12/15/21	140,000	150,238
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	70,000	73,850	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	570,000	587,100	(a)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	200,000	204,000	(a)

Total Hotels, Restaurants & Leisure				4,038,382

Household Durables - 2.2%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	340,000	362,950	(a)(d)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	140,000	143,150	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	290,000	293,625	(a)
Standard Pacific Corp., Senior Notes	5.875%	11/15/24	190,000	196,175
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	50,000	56,750
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	260,000	282,750
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	220,000	227,975
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	380,000	365,750	(a)

Total Household Durables				1,929,125

Internet & Catalog Retail - 0.5%
Netflix Inc., Senior Notes	5.500%	2/15/22	80,000	82,200	(a)
Netflix Inc., Senior Notes	5.875%	2/15/25	350,000	360,937	(a)

Total Internet & Catalog Retail				443,137

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	200,000	$209,500
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	100,000	104,250
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	80,000	83,200
DISH DBS Corp., Senior Notes	7.875%	9/1/19	610,000	683,200
DISH DBS Corp., Senior Notes	6.750%	6/1/21	120,000	128,100
DISH DBS Corp., Senior Notes	5.875%	7/15/22	200,000	203,750
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	270,000	271,688	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	210,000	179,288
MediaNews Group Inc.	12.000%	12/31/18	200,000	200,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	556,259	558,901	(a)(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	650,000	658,937	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	560,000	599,200	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	200,000	210,750	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	310,000	295,275	(a)

Total Media				4,386,039

Multiline Retail - 0.3%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	270,000	287,550	(a)(d)

Specialty Retail - 1.2%
CST Brands Inc., Senior Notes	5.000%	5/1/23	100,000	102,500
GameStop Corp., Senior Notes	5.500%	10/1/19	210,000	217,875	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	560,000	411,600	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	352,000	357,720	(a)(d)

Total Specialty Retail				1,089,695

Textiles, Apparel & Luxury Goods - 0.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	210,000	170,100	(a)
William Carter Co., Senior Notes	5.250%	8/15/21	160,000	166,400

Total Textiles, Apparel & Luxury Goods				336,500

TOTAL CONSUMER DISCRETIONARY				13,684,657

CONSUMER STAPLES - 3.7%
Beverages - 1.1%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	200,000	197,000	(a)
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	520,000	551,200
DS Services of America Inc., Secured Notes	10.000%	9/1/21	250,000	295,000	(a)

Total Beverages				1,043,200

Food & Staples Retailing - 0.6%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	330,000	314,738	(a)
Family Tree Escrow LLC, Senior Notes	5.750%	3/1/23	200,000	211,500	(a)

Total Food & Staples Retailing				526,238

Food Products - 1.5%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	270,000	274,725	(a)
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	240,000	260,700	(a)
H.J. Heinz Finance Co., Senior Notes	7.125%	8/1/39	110,000	147,125	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	290,000	297,250	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	350,000	346,500	(a)

Total Food Products				1,326,300

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	150,000	$160,875	(a)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	280,000	247,800

TOTAL CONSUMER STAPLES				3,304,413

ENERGY - 16.0%
Energy Equipment & Services - 2.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	230,000	221,950
CGG, Senior Notes	6.500%	6/1/21	280,000	224,700
CGG, Senior Notes	6.875%	1/15/22	200,000	160,000
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	90,000	82,800
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	270,000	199,800	(a)
Hercules Offshore Inc., Senior Notes	10.250%	4/1/19	20,000	6,350	(a)(b)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	730,000	208,050	(a)(b)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	210,000	57,750	(a)(b)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	440,000	286,000
Pacific Drilling SA, Senior Secured Notes	5.375%	6/1/20	260,000	210,600	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	230,000	183,425

Total Energy Equipment & Services				1,841,425

Oil, Gas & Consumable Fuels - 13.9%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	100,000	97,375
Antero Resources Corp., Senior Notes	5.125%	12/1/22	230,000	221,950
Approach Resources Inc., Senior Notes	7.000%	6/15/21	80,000	72,000
Arch Coal Inc., Senior Notes	7.000%	6/15/19	340,000	81,600
Arch Coal Inc., Senior Notes	9.875%	6/15/19	270,000	81,000
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	190,000	148,675
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	160,000	164,800	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	330,000	291,225	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	190,000	185,250	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	200,000	203,000
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	170,000	175,525
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	80,000	84,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	10,000	10,175
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	360,000	339,300
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	210,000	182,700
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	280,000	123,200
Crestwood Midstream Partners LP, Senior Notes	6.000%	12/15/20	40,000	40,400
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	270,000	273,375
CVR Refining LLC/Coffeyville Finance Inc., Secured Notes	6.500%	11/1/22	240,000	241,200
Ecopetrol SA, Senior Notes	5.875%	9/18/23	50,000	53,800
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	150,000	185,548
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	220,000	131,450
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	390,000	354,900	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	80,000	82,400
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	250,000	177,500
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	470,000	329,000
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	300,000	238,688
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	470,000	420,650
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	254,000	267,335

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	180,000	$184,932
MEG Energy Corp., Senior Notes	6.500%	3/15/21	200,000	186,000	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	80,000	74,000	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	170,000	161,075	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	450,000	263,250	(e)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	230,000	247,825
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	280,000	315,000	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	140,000	135,100
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	280,000	211,400
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	170,000	167,450
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	210,000	220,500
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	90,000	88,200
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	110,000	107,250
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	250,000	253,750	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	300,000	257,280
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	230,000	234,025	(a)
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	6.500%	5/15/21	90,000	95,175
QEP Resources Inc., Senior Notes	6.875%	3/1/21	40,000	42,700
QEP Resources Inc., Senior Notes	5.375%	10/1/22	260,000	256,750
QEP Resources Inc., Senior Notes	5.250%	5/1/23	150,000	147,750
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	40,000	6,900	(e)
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	200,000	209,938
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	190,000	198,550
Rice Energy Inc., Senior Notes	6.250%	5/1/22	390,000	382,200
Rice Energy Inc., Senior Notes	7.250%	5/1/23	10,000	10,013	(a)
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	270,000	283,527	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	200,000	219,500	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	600,000	168,000
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	550,000	536,250
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	80,000	72,300
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	220,000	182,050	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	150,000	156,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	330,000	314,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.250%	5/1/23	70,000	70,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	233,000	245,232
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	120,000	109,800	(a)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	300,000	272,250	(a)

Total Oil, Gas & Consumable Fuels				12,345,718

TOTAL ENERGY				14,187,143

FINANCIALS - 10.2%
Banks - 4.8%
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	260,000	252,200	(f)(g)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	200,000	234,500
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000	214,683	(f)(g)
CIT Group Inc., Senior Notes	5.500%	2/15/19	270,000	281,475	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	340,000	349,350
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000	153,563	(f)(g)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	155,000	199,950	(a)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	300,000		$356,130	(a)(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	230,000		235,175	(f)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	130,000		127,238	(f)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	300,000		310,500	(g)
Novo Banco SA, Senior Notes	5.875%	11/9/15	100,000	EUR	108,520	(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	290,000		366,850	(f)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	100,000		111,425
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	100,000		121,458
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	500,000	AUD	443,936	(f)(h)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	350,000		365,312	(f)(g)

Total Banks					4,232,265

Consumer Finance - 1.6%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	100,000		125,375
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	160,000		165,600
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	270,000	EUR	291,400	(h)
Navient Corp., Senior Notes	5.875%	3/25/21	70,000		69,913
Navient Corp., Senior Notes	5.875%	10/25/24	530,000		496,875
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	140,000		155,764
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	180,000		128,700	(a)

Total Consumer Finance					1,433,627

Diversified Financial Services - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	250,000		259,062	(a)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	440,000		457,050	(a)

Total Diversified Financial Services					716,112

Insurance - 0.5%
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	160,000		170,800
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	210,000		257,775	(a)

Total Insurance					428,575

Real Estate Investment Trusts (REITs) - 1.3%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	440,000		474,100
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	430,000		440,750
Geo Group Inc., Senior Notes	5.875%	10/15/24	230,000		240,350

Total Real Estate Investment Trusts (REITs)					1,155,200

Real Estate Management & Development - 1.2%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	370,000		325,600
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	290,000		305,225	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	420,000		442,050	(a)

Total Real Estate Management & Development					1,072,875

TOTAL FINANCIALS					9,038,654

HEALTH CARE - 6.6%
Biotechnology - 0.2%
Grifols Worldwide Operations Ltd., Senior Notes	5.250%	4/1/22	200,000		203,750	(a)

Health Care Equipment & Supplies - 0.8%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	700,000		688,625

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 3.9%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	208,000	$234,000
Acadia Healthcare Co. Inc., Senior Notes	5.625%	2/15/23	210,000	214,725	(a)
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	240,000	250,800	(b)
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	80,000	82,400	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	240,000	265,200	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	320,000	336,800	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	420,000	442,575
HCA Inc., Senior Notes	7.500%	2/15/22	220,000	257,125
HealthSouth Corp., Senior Notes	5.125%	3/15/23	270,000	276,075
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	460,000	479,550
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	140,000	154,000	(a)
Surgical Care Affiliates Inc., Senior Notes	6.000%	4/1/23	140,000	141,750	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	370,000	325,600

Total Health Care Providers & Services				3,460,600

Pharmaceuticals - 1.7%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	290,000	302,687	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	400,000	404,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	310,000	313,875	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	440,000	456,500	(a)

Total Pharmaceuticals				1,477,562

TOTAL HEALTH CARE				5,830,537

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.7%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	460,000	393,300	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	380,000	403,750
Erickson Inc., Secured Notes	8.250%	5/1/20	304,000	246,848
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	110,000	111,375	(a)
Orbital ATK Inc., Senior Notes	5.250%	10/1/21	250,000	255,000	(a)
Triumph Group Inc., Senior Notes	5.250%	6/1/22	130,000	128,375

Total Aerospace & Defense				1,538,648

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	340,000	361,250	(a)

Airlines - 2.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	120,000	126,234	(a)
American Airlines, Pass Through Trust, Secured Bonds	6.125%	7/15/18	220,000	233,475	(a)
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	182,729	190,952	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	183,694	199,308	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	261,117	272,868	(a)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	100,766	112,354
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	171,510	189,947	(a)
Delta Air Lines Inc., Secured Notes	6.375%	1/2/16	190,000	195,814	(a)
United Airlines Inc., Pass-Through Certificates, Secured Bond	5.375%	8/15/21	191,145	200,224
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	350,000	355,250
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	180,000	181,125
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	101,497	109,617
US Airways, Pass-Through Trust, Senior Secured Bonds	5.375%	11/15/21	118,698	123,743

Total Airlines				2,490,911

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	260,000	$237,250	(a)
Griffon Corp., Senior Notes	5.250%	3/1/22	380,000	376,333
USG Corp., Senior Notes	5.500%	3/1/25	110,000	112,475	(a)

Total Building Products				726,058

Commercial Services & Supplies - 2.7%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	80,000	79,000	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	230,000	249,838	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	380,000	373,825
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	346,000	368,490	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	65,000	69,225	(a)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	350,000	372,312
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	300,000	311,250
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	140,000	142,975
West Corp., Senior Notes	5.375%	7/15/22	380,000	372,400	(a)

Total Commercial Services & Supplies				2,339,315

Construction & Engineering - 1.5%
AECOM, Senior Notes	5.875%	10/15/24	100,000	105,250	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	350,000	267,750	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	420,000	394,800	(a)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	370,000	365,375	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	270,000	216,000	(a)

Total Construction & Engineering				1,349,175

Electrical Equipment - 0.6%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	240,000	249,600	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	210,000	213,150	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	90,000	92,025

Total Electrical Equipment				554,775

Machinery - 1.1%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	170,000	175,950	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	340,000	357,000	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	300,000	323,250
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	130,000	137,475	(a)

Total Machinery				993,675

Marine - 0.9%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	123,000	123,615	(b)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	380,000	383,800	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	290,000	276,225

Total Marine				783,640

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Professional Services - 0.1%
IHS Inc., Senior Notes	5.000%	11/1/22	120,000		$121,128	(a)

Road & Rail - 1.2%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	270,000		275,400	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	160,000		161,600	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	420,000		435,750	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	200,000		175,000	(a)

Total Road & Rail					1,047,750

Trading Companies & Distributors - 1.1%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	340,000		355,300	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	290,000		310,300	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	300,000		310,500

Total Trading Companies & Distributors					976,100

Transportation - 1.2%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	290,000		304,500	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	390,000		393,900	(a)(d)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	360,000		309,600	(a)

Total Transportation					1,008,000

TOTAL INDUSTRIALS					14,290,425

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	230,000		232,300

Internet Software & Services - 0.8%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	200,000		202,500	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	150,000		167,250
Equinix Inc., Senior Notes	5.375%	1/1/22	180,000		188,550
Equinix Inc., Senior Notes	5.750%	1/1/25	190,000		199,025

Total Internet Software & Services					757,325

IT Services - 1.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	370,000		285,825	(a)
First Data Corp., Secured Notes	8.750%	1/15/22	180,000		194,625	(a)(d)
First Data Corp., Senior Notes	12.625%	1/15/21	280,000		332,500
Interactive Data Corp., Senior Notes	5.875%	4/15/19	160,000		162,400	(a)

Total IT Services					975,350

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	100,000		102,000	(a)

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	160,000		170,800	(a)

TOTAL INFORMATION TECHNOLOGY					2,237,775

MATERIALS - 8.4%
Chemicals - 1.3%
Celanese U.S. Holdings LLC, Senior Notes	4.625%	11/15/22	120,000		121,500
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	130,000		131,950	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	380,000		336,300
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	150,000		139,125	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	189,000	EUR	207,541	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	110,000	EUR	128,331	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	100,000	EUR	116,664	(h)

Total Chemicals					1,181,411

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction Materials - 0.7%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	380,000		$385,700	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	240,000		230,400	(a)

Total Construction Materials					616,100

Containers & Packaging - 2.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	460,000		492,200	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	49,412		49,721	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	210,000		213,150	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.271%	12/15/19	310,000		303,413	(a)(f)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	240,000		250,800	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	200,000		205,500	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	570,000		591,375
Pactiv LLC, Senior Notes	7.950%	12/15/25	10,000		10,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	410,000		424,862

Total Containers & Packaging					2,541,271

Metals & Mining - 2.7%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	250,000		243,437	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	290,000		248,675
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	80,000		69,100	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	390,000		289,575	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	320,000		24,000	(a)(b)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	2,911		0	(a)(b)(c)(i)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	140,000		136,150	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	260,000		263,250
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	290,000	EUR	327,510	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	310,000		336,350	(a)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	200,000		171,500	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	350,000		302,750

Total Metals & Mining					2,412,297

Paper & Forest Products - 0.8%
Appvion Inc., Secured Notes	9.000%	6/1/20	320,000		212,000	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	150,000		144,900
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	60,000		56,100
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	260,000		243,750

Total Paper & Forest Products					656,750

TOTAL MATERIALS					7,407,829

TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.8%
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	140,000		143,500
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	230,000		237,475

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
CenturyLink Inc., Senior Notes	6.450%	6/15/21	250,000	$270,937
CenturyLink Inc., Senior Notes	5.800%	3/15/22	130,000	136,013
CenturyLink Inc., Senior Notes	6.750%	12/1/23	60,000	66,300
CenturyLink Inc., Senior Notes	5.625%	4/1/25	180,000	181,575	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	70,000	67,025
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	610,000	577,975
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	20,000	20,650
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	120,000	123,900
Level 3 Financing Inc., Senoir Notes	5.625%	2/1/23	140,000	144,550	(a)
Windstream Corp., Senior Notes	7.750%	10/1/21	110,000	110,275
Windstream Corp., Senior Notes	7.500%	4/1/23	460,000	441,600

Total Diversified Telecommunication Services				2,521,775

Wireless Telecommunication Services - 3.2%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	480,000	496,800	(a)
Altice Finco SA, Senior Notes	7.625%	2/15/25	200,000	206,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	40,000	36,900
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,560,000	1,618,500
Sprint Corp., Senior Notes	7.625%	2/15/25	100,000	100,000
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	410,000	356,700	(a)

Total Wireless Telecommunication Services				2,814,900

TOTAL TELECOMMUNICATION SERVICES				5,336,675

UTILITIES - 3.0%
Electric Utilities - 1.7%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	530,000	588,300
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	422,539	447,892
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	350,000	378,000
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	52,129	52,520

Total Electric Utilities				1,466,712

Gas Utilities - 0.5%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	130,000	162,103
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	260,000	267,150

Total Gas Utilities				429,253

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp., Senior Notes	4.875%	5/15/23	300,000	294,000
AES Corp., Senior Notes	5.500%	3/15/24	60,000	60,150
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	200,000	200,500	(a)
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	180,000	187,200	(a)

Total Independent Power and Renewable Electricity Producers				741,850

TOTAL UTILITIES				2,637,815

TOTAL CORPORATE BONDS & NOTES (Cost - $80,858,087)				77,955,923

ASSET-BACKED SECURITIES - 0.5%
Dryden Senior Loan Fund, 2013-26A E	4.753%	7/15/25	250,000	222,750	(a)(f)
Treman Park CLO LLC, 2015-1A E	4.121%	4/20/27	250,000	241,250	(a)(c)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $469,146)				464,000

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.3%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	80,000	$73,350

Metals & Mining - 0.2%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	272,350	200,177	(a)(b)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $345,922)				273,527

SENIOR LOANS - 4.1%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	290,000	294,350	(j)(k)

Media - 0.3%
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	290,000	280,212	(j)(k)

Specialty Retail - 0.5%
Camping World Inc., Term Loan	5.750%	2/20/20	327,250	330,420	(j)(k)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	140,000	107,013	(j)(k)

Total Specialty Retail				437,433

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	150,000	139,250	(j)(k)

TOTAL CONSUMER DISCRETIONARY				1,151,245

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	120,000	120,900	(j)(k)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	189,525	189,762	(j)(k)

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.2%
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	173,757	174,681	(j)(k)

Health Care Providers & Services - 0.6%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	240,000	239,850	(b)(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	260,000	257,725	(j)(k)

Total Health Care Providers & Services				497,575

TOTAL HEALTH CARE				672,256

INDUSTRIALS - 0.3%
Machinery - 0.3%
Intelligrated Inc., First Lien Term Loan	4.500%	7/30/18	267,265	265,706	(j)(k)

MATERIALS - 0.5%
Chemicals - 0.3%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	229,820	236,140	(j)(k)

Metals & Mining - 0.2%
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	99,500	95,603	(j)(k)
FMG Resources (August 2006) Pty Ltd., New Term Loan B	—	6/30/19	79,797	72,359	(l)

Total Metals & Mining				167,962

TOTAL MATERIALS				404,102

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.9%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	—	3/4/22	220,000		$217,800	(l)

Independent Power and Renewable Electricity Producers - 0.7%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	426,974		429,287	(j)(k)
TPF II Power LLC, Term Loan B	5.500%	10/2/21	169,575		171,977	(j)(k)

Total Independent Power and Renewable Electricity Producers					601,264

TOTAL UTILITIES					819,064

TOTAL SENIOR LOANS (Cost - $3,594,472)					3,623,035

SOVEREIGN BONDS - 0.5%
Mexico - 0.5%
United Mexican States, Bonds (Cost - $599,668)	6.500%	6/9/22	7,188,000	MXN	493,763

			SHARES
COMMON STOCKS - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co.			16,174		261,048
General Motors Co.			1,812		67,950

Total Automobiles					328,998

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			22,038		0	*(b)(c)(i)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			1		27,562	*(b)

TOTAL CONSUMER DISCRETIONARY					356,560

ENERGY - 1.1%
Energy Equipment & Services - 1.1%
KCAD Holdings I Ltd.			108,106,087		939,550	*(b)(c)

FINANCIALS - 0.7%
Banks - 0.7%
Citigroup Inc.			6,981		359,661
JPMorgan Chase & Co.			4,380		265,341

TOTAL FINANCIALS					625,002

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			3,500		290,500	*(b)(c)

INDUSTRIALS - 0.6%
Marine - 0.6%
DeepOcean Group Holding AS			33,669		451,737	*(b)(c)
Horizon Lines Inc., Class A Shares			123,758		80,443	*(b)

TOTAL INDUSTRIALS					532,180

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY			SHARES	VALUE
MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			638,674	$67,816	*(c)

TOTAL COMMON STOCKS (Cost - $3,219,369)				2,811,608

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp. (Cost - $151,750)	6.000%		1,700	75,616

PREFERRED STOCKS - 1.9%
FINANCIALS - 1.9%
Consumer Finance - 1.1%
GMAC Capital Trust I	8.125%		36,969	970,436	(f)

Diversified Financial Services - 0.8%
Citigroup Capital XIII	7.875%		25,825	684,879	(f)

TOTAL PREFERRED STOCKS (Cost - $1,547,407)				1,655,315

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	668	46,760	*(a)
Jack Cooper Holdings Corp.		5/6/18	297	20,790	*(a)

TOTAL WARRANTS (Cost - $16,238)				67,550

TOTAL INVESTMENTS - 98.6% (Cost - $90,802,059#)				87,420,337
Other Assets in Excess of Liabilities - 1.4%				1,221,378

TOTAL NET ASSETS - 100.0%				$88,641,715

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	The coupon payment on these securities is currently in default as of March 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
EUR	— Euro
MXN	— Mexican Peso
REFI	— Refinancing

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (formerly Western Asset Variable High Income Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective April 15, 2015, the Portfolio’s name changed from Western Asset Variable High Income Portfolio to Western Asset Core Plus VIT Portfolio.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$13,059,646	$625,011		$13,684,657
Industrials	—	12,159,223	2,131,202		14,290,425
Materials	—	7,407,829	0	*	7,407,829
Utilities	—	2,207,295	430,520		2,637,815
Other corporate bonds & notes	—	39,935,197	—		39,935,197
Asset-backed securities	—	222,750	241,250		464,000
Convertible bonds & notes	—	273,527	—		273,527
Senior loans:
Energy	—	—	189,762		189,762
Health care	—	414,531	257,725		672,256
Other senior loans	—	2,761,017	—		2,761,017
Sovereign bonds	—	493,763	—		493,763
Common stocks:
Consumer discretionary	$328,998	27,562	0	*	356,560
Energy	—	—	939,550		939,550
Financials	625,002	—	—		625,002
Health care	—	—	290,500		290,500
Industrials	80,443	—	451,737		532,180
Materials	—	67,816	—		67,816
Convertible preferred stocks	—	75,616	—		75,616
Preferred stocks	1,655,315	—	—		1,655,315
Warrants	—	67,550	—		67,550

Total investments	$2,689,758	$79,173,322	$5,557,257		$87,420,337

Other financial instruments:
Forward foreign currency contracts	—	$77,661	—		$77,661
Centrally cleared credit default swaps on credit indices - buy protection	—	582,864	—		582,864

Total	$2,689,758	$79,833,847	$5,557,257		$88,080,862

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$2,485	—		$2,485
Centrally cleared credit default swaps on credit indices - buy protection	—	589,144	—		589,144

Total	—	$591,629	—		$591,629

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $67,816 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES		ASSET BACKED SECURITIES	TOTAL
Balance as of December 31, 2014	$617,016	—	$0	*	$0	*	—	$617,016
Accrued premiums/discounts	1,748	—	—		—		—	1,748
Realized gain (loss)	—	—	—		—		—	—
Change in unrealized appreciation (depreciation)(1)	5,713	—	—		—		$(1,856)	3,857
Purchases	534	—	—		—		243,106	243,640
Sales	—	—	—		—		—	—
Transfers into Level 3(2)	—	$2,131,202	—		430,520		—	2,561,722
Transfers out of Level 3	—	—	—		—		—	—

Balance as of March 31, 2015	$625,011	$2,131,202	$0	*	$430,520		$241,250	$3,427,983

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(1)	$5,713	—	—		—		$(1,856)	$3,857

					SENIOR LOANS
INVESTMENTS IN SECURITIES					ENERGY		HEALTH CARE	Total
Balance as of December 31, 2014					—		—	—
Accrued premiums/discounts					—		—	—
Realized gain (loss)					—		—	—
Change in unrealized appreciation (depreciation)					—		—	—
Purchases					—		—	—
Sales					—		—	—
Transfers into Level 3(2)					$189,762		$257,725	$447,487
Transfers out of Level 3					—		—	—

Balance as of March 31, 2015					$189,762		$257,725	$447,487

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(1)					—		—	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of December 31, 2014	$0	*	$222,807	$290,500	$824,507	$15,025	$1,352,839
Accrued premiums/discounts	—		—	—	—	—	—
Realized gain (loss)	—		—	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	—		716,743	—	(372,770)	52,791	396,764
Purchases	—		—	—	—	—	—
Sales	—		—	—	—	—	—
Transfers into Level 3	—		—	—	—	—	—
Transfers out of Level 3(3)	—		—	—	—	(67,816)	(67,816)

Balance as of March 31, 2015	$0	*	$939,550	$290,500	$451,737	—	$1,681,787

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(1)	—		$716,743	—	$(372,770)	—	$343,973

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 3/31/15 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$940	Market Approach	EBITDA Multiple	6.52x	Increase
			Liquidity Discount	9.07%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,693,458
Gross unrealized depreciation	(6,075,180)

Net unrealized depreciation	$(3,381,722)

At March 31, 2015, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	99,757	USD	109,807	Royal Bank of Scotland PLC	5/13/15	$(2,485)
USD	1,260,305	EUR	1,099,285	Royal Bank of Scotland PLC	5/13/15	77,661

Total						$75,176

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At March 31, 2015, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse First Boston Inc. (Markit CDX.NA.HY.23 Index)	$1,185,800	12/20/19	5.000% quarterly	$(96,903)	$(679,767)	$582,864
Goldman Sachs Group Inc. (Markit CDX.NA.HY.23 Index)	548,800	12/20/19	5.000% quarterly	(44,848)	544,296	(589,144)

Total	$1,734,600			$(141,751)	$(135,471)	$(6,280)

Notes to Schedule of Investments (unaudited) (continued)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015